DEFERRED TAXATION	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
DEFERRED TAXATION	DEFERRED TAXATION

	US Dollars
Figures in millions	2020	2019	2018

Deferred taxation relating to temporary differences is made up as follows:
Liabilities
Tangible assets (owned)	373	370	521
Right-of-use assets	40	48
Inventories	20	24	37
Other	13	9	5
	446	451	563
Assets
Provisions	122	209	218
Lease liabilities	42	52
Tax losses	15	45	24
Other	28	9	6
	207	315	248
Net deferred taxation liability	239	136	315
Included in the statement of financial position as follows:
Deferred tax assets	7	105	—
Deferred tax liabilities	246	241	315
Net deferred taxation liability	239	136	315
The movement on the net deferred tax balance is as follows:
Balance at beginning of year	136	315	359
Taxation of items included in income statement from continuing and discontinued operations	53	(189)	(30)
Taxation of non-current assets and liabilities included in discontinued operations	28	—	—
Taxation on items included in other comprehensive income	6	(2)	5
Transfer to non-current assets and liabilities held for sale	—	15	—
Translation	16	(3)	(19)
Balance at end of year	239	136	315
Provision has been made for South African income tax or foreign taxes that may result from future remittances of undistributed earnings of foreign subsidiaries or foreign corporate joint ventures, where the group is able to assert that the undistributed earnings are not permanently reinvested. In all other cases, the foreign subsidiaries reinvest the undistributed earnings into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. Unrecognised taxable temporary differences pertaining to undistributed earnings totalled $1,806m (2019: $1,787m(1); 2018: $1,663m(1)). If remitted, the undistributed earnings may be subject to withholding taxes between 0% - 10%.
(1) Prior year amounts have been represented to disclose the gross undistributed earnings. The representation has no impact on deferred tax previously recognised.